VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Movements in the year ended December 31, 2020 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels and Equipment, net
Balance at December 31, 2019	1,867,873	(463,168)	1,404,705
Depreciation	—	(71,302)	(71,302)
Capital improvements	52,676	—	52,676
Additions	258,138	—	258,138
Transfers to Investments in Sales-Type Leases	(87,570)	20,368	(67,202)
Vessel disposals	(7,362)	3,963	(3,399)
Impairment loss	(390,584)	57,666	(332,918)
Other movements	—	—	—
Balance at December 31, 2020	1,693,171	(452,473)	1,240,698